Cover	Apr. 18, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 18, 2022
Entity File Number	000-29649
Entity Registrant Name	FLEXIBLE SOLUTIONS INTERNATIONAL, INC.
Entity Central Index Key	0001069394
Entity Tax Identification Number	91-1922863
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6001 54 Ave.
Entity Address, City or Town	Tabor, Alberta
Entity Address, Postal Zip Code	T1G 1X4
City Area Code	(250)
Local Phone Number	477-9969
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	FSI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false